Earnings per share (Details) - shares				12 Months Ended
	Nov. 09, 2020	Mar. 13, 2020	Mar. 10, 2020	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Earnings per share
Conversion of warrants to purchase			5,804,125
Issuance of shares			462,130
Cashless exercises of issuance shares	3,520,489		1,457,798		214,020
Issuance of warrants					250,000
Additional shares purchased					250,000
Potentially dilutive shares				20,680
Percentage of shares held by shareholders		87.70%
Percentage of shares held by acquired entity shareholders		6.40%
Percentage of shares held by other investors		5.90%
issuance of shares issued and outstanding		34,451,020		37,316,546	34,451,020	30,199,945
Treasury shares issued under stock based incentive plan				731,669